(ICON)

Prudential
High Yield
Fund, Inc.

SEMI
ANNUAL
REPORT
June 30, 1999

(LOGO)

A Message from the Fund's President                 August 20, 1999
(PHOTO)

Dear Shareholder,
Prudential High Yield Fund posted positive returns for the six-month period that ended on June 30, 1999. However, the Fund's returns lagged its benchmark, the Lipper High Current Yield Fund Average, because of its modest exposure to lower-rated, high-yield bonds as well as some underperformance in a couple of its telecommunications bonds. The following report takes a closer look at bond market events that took place during the six-month reporting period, and explains how Prudential High Yield Fund was positioned accordingly.

Our integrated and expanded team
I would like to take this opportunity to tell you about some changes we've made to our Fixed Income Group. Earlier in the year, we combined our fixed-income areas into one integrated group that will manage money for Prudential's retail and institutional investors, as well as its policyholders.
This integrated group now manages approximately $145 billion in assets, making it one of the three largest fixed-income money managers in the country. The expanded depth, breadth and scale of our investment team also allow us to tap the best talent and share investment ideas, proprietary research, and analytical tools. The group is co-headed by Senior Managing Directors Jim Sullivan, who is responsible for portfolio management and credit research, and Jack Gaston, who is in charge of risk management and quantitative research.

To utilize these integrated resources more effectively, Mr. Sullivan recently organized the group into teams, each specializing in a different sector of the fixed-income market. The High Yield Sector team will now be responsible for the day-to-day management of your Prudential High Yield Fund. Many of the investment professionals who supported the management of the Fund in the past are part of this new team that will work together to share their knowledge and strive to enhance performance.

Thank you for your continued confidence in Prudential mutual funds. I firmly believe that the group's combined resources and our new team approach will make us a powerhouse in the world of fixed-income investing across all sectors.

Sincerely,

John R. Strangfeld
President and Chief Investment Officer
Prudential High Yield Fund, Inc.

Performance Review

Cumulative Total Returns1                          As of 6/30/99
                    Six      One     Five     Ten      Since
                   Months    Year    Years   Years   Inception2
Class A             2.55%   -1.43%   53.15%   N/A      149.15%
Class B             2.31    -1.97    48.74   122.59%   547.50
Class C             2.31    -1.97     N/A     N/A       48.59
Class Z             2.81    -1.22     N/A     N/A       26.32
Lipper High Current
Yield Fund Avg.3    3.56    -1.45    50.80   143.20      ***

Average Annual Total Returns1                       As of 6/30/99
           One     Five     Ten      Since
           Year    Years   Years   Inception2
Class A   -5.37%   8.01%    N/A      9.68%
Class B   -6.97    8.12    8.33%     9.66
Class C   -3.95    N/A      N/A      8.18
Class Z   -1.22    N/A      N/A      7.27

Distributions and Yields                     As of 6/30/99
          Total Distributions     30-Day
           Paid for Six Mos.     SEC Yield
Class A         $0.38              9.49%
Class B         $0.36              9.37%
Class C         $0.36              9.28%
Class Z         $0.39             10.14%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class
A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A, 1/22/90; Class B, 3/29/79;
Class C, 8/1/94; and Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the High Current Yield Fund category.

***Lipper Since Inception returns are 164.14% for Class A,
655.75% for Class B, 51.12% for Class C, and 26.80% for
Class Z, based on all funds in each share class.

Inflation fears pressured bond markets
The U.S. economy expanded rapidly during the first three months of 1999, then slowed to a still respectable pace of growth in the second quarter. Such economic vigor might ignite higher inflation, which if left unchecked, could eventually pose a serious threat to the economic expansion. This concern led the Federal Reserve to increase the Federal funds rate--the rate U.S. banks charge each other for overnight loans--by a quarter of a percentage point to 5.00% on June 30, 1999. Boosting this key rate raised the cost of borrowing, which in time, could help curb economic growth and avoid spiraling inflation. In preparation for this change in monetary policy, investors drove yields of some bonds higher (and their prices lower). This trend caused junk bonds to erase some of their early price increases, particularly during May and June.

Junk bonds post best return among U.S. debt markets
Amid these difficult market conditions, high-yield bonds performed better than other U.S. debt markets for the six months, based on Lehman Brothers indexes. This difference in performance largely reflects the fact that high-yield bonds--particularly lower-quality ones such as those rated
CCC--tend to be less affected than most other fixed-income securities by changes in the level of interest rates. Junk bonds, however, are very responsive to changes in the fortunes of their issuers. In fact, the junk bond default rate climbed over the past six months as some companies were no longer able to make timely interest and principal payments on their bonds.

Buying opportunities emerged as bond markets sold off
We took steps to improve the Fund's credit-quality exposure and made modest shifts in its industry weightings. The BB rating is the highest ratings category for junk bonds. However, given their relative interest-rate sensitivity, prices of these bonds declined the most among high-yield bonds as U.S. debt markets sold off. We took advan-age of this fact by going bargain-hunting, which increased the Fund's holdings of BB-rated bonds from 19% of its total investments as of December 31, 1998 to 21% as of June 30, 1999. Bonds rated single-B, the second highest junk bond ratings category, fell from 60% to 56%. Lower-quality CCC-rated bonds stood at 7% at the end of June. CCC-rated debt securities were among the best performing credit-quality sector of the high-yield market for the six-month period, based on the Lehman Brothers U.S. Corporate High Yield
Index. However, we limit the Fund's exposure to these bonds because they are considered to carry substantial credit risk. Had we added more of them, the Fund's returns would have probably been higher, but at the cost of heightening its credit risk profile.

Sell-off in telecommunications bonds hurt the Fund
As for industry weightings, we decreased healthcare bonds from 7% of the Fund's total investments as of December 31, 1998 to 5% as of June 30, 1999, out of concern that regulatory changes in the United States might hurt that industry's profitability. By contrast, telecommunications bonds comprised 17% of the Fund's total investments at the end of June--its largest exposure. Prices of some of our telecommunications bonds tumbled, hurting the Fund's performance. Nevertheless, we still favor the industry because of its solid potential for earnings growth and the likelihood that more telecommunications companies will become takeover targets.

We maintained a modest exposure to emerging market debt securities that included bonds of South Korea's Pohang
Iron & Steel Co, Ltd. (Posco). Posco's bonds rallied, helped by Standard & Poor's move to upgrade the company's long-term foreign currency rating from BB to BBB-minus, the lowest investment-grade rating. S&P cited several factors, including Posco's satisfactory financial performance, despite a severe economic recession in South Korea.

Five Largest Issuers
Expressed as a percentage of net assets as of 6/30/99

Rogers Cablesystems, Inc.    2.2%
CSC Holdings, Inc.           2.1
AES Corp.                    1.8
Nextel Communications Inc.   1.6
California Fed. Corp.        1.2

Portfolio Composition
Expressed as a percentage of total investments* as of 6/30/99

BBB                    1%
BB                    21
B                     56
CCC                    7
Not Rated              7
Equity & Other         5
Cash & Equivalents     3

*Excludes cash received as a result of securities on loan

Investment Goals and Style
The Fund's primary investment objective is to maximize current income through investment in a diversified portfolio of high-yield, fixed-income securities. As a secondary investment objective, the Fund seeks capital appreciation.
The Fund invests primarily in corporate bonds rated BB or lower by independent rating agencies. Bonds rated BB or lower are below investment grade and are commonly known as junk bonds. As a result, they are subject to greater risk of default than investment-grade bonds. The Fund is well-diversified. Within the junk bond market, our research staff looks for bonds with attractive yields and improving credit quality. There can be no assurance that the Fund will achieve its investment objectives.

Review Cont'd.

Looking Ahead
We expect high-yield bonds to perform well on a relative basis Although the robust U.S. economy helped to ignite the bond market sell-off, we believe continued solid economic growth is ultimately positive for the earnings outlook of companies that issue high-yield bonds. If the economic expansion remains on track and interest rates move neither sharply higher nor lower, we believe high-yield bonds could continue to be among the best performing fixed-income markets in the United States. High-yield bonds still represent a good investment opportunity for investors looking to diversify their portfolios with securities that have a low correlation to trends in other debt and equity markets.

Portfolio of Investments as of
June 30, 1999 (Unaudited)              PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--95.6%
CORPORATE BONDS--89.8%
------------------------------------------------------------------------------------------------------------------------------
Aerospace--1.0%
BE Aerospace, Inc., Sr. Sub. Notes                             B1            9.50%     11/01/08    $  6,000 (g)    $    6,120,000
Compass Aerospace Corp., Sr. Sub. Notes                        B3           10.125      4/15/05       5,500             4,950,000
Sequa Corp., Sr. Sub. Notes                                    B1            9.375     12/15/03      29,615            30,355,375
                                                                                                                   --------------
                                                                                                                       41,425,375
------------------------------------------------------------------------------------------------------------------------------
Automotive Parts--2.6%
Foamex JPS Automotive LLC., Sr. Notes                          B1           11.125      6/15/01      18,700            19,751,875
Hayes Lemmerz Int'l., Inc.,
   Sr. Sub. Notes                                              B2           11.00       7/15/06      32,000            34,720,000
   Sr. Sub. Notes                                              B2            9.125      7/15/07       4,875             4,894,688
Lear Corp.,
   Sr. Notes                                                   Ba1           7.96       5/15/05       4,900             4,740,750
   Sr. Notes                                                   Ba1           8.11       5/15/09      12,350 (g)        11,825,125
Paragon Corporate Holdings, Inc., Sr. Notes                    B3            9.625      4/01/08       7,500             4,350,000
Standyne Automotive Corp., Sr. Sub. Notes                      Caa1         10.25      12/15/07      10,550             9,073,000
Venture Holdings, Sr. Notes                                    B2            9.50       7/01/05      15,150            14,506,125
                                                                                                                   --------------
                                                                                                                      103,861,563
------------------------------------------------------------------------------------------------------------------------------
Broadcasting & Other Media--5.9%
American Lawyer Media, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 12/15/02)               B3           12.25      12/15/08      10,500             6,903,750
   Sr. Sub. Notes                                              B1            9.75      12/15/07       8,350             8,350,000
AMSC Acquisition, Inc., Sr. Notes                              NR           12.25       4/01/08      10,000             8,100,000
Capstar Radio Broadcasting,
   Sr. Disc. Notes, Zero Coupon (until 2/1/02)                 B-(a)        12.75       2/01/09      16,675            14,090,375
   Sr. Sub. Notes                                              B2            9.25       7/01/07      12,000            12,405,000
Chancellor Media Corp.,
   Sr. Notes                                                   Ba2           8.00      11/01/08       9,000             8,842,500
   Sr. Sub. Notes                                              B1            9.00      10/01/08      10,775            10,909,687
Garden State Newspapers, Inc.,
   Sr. Sub. Notes                                              B1            8.75      10/01/09         600               573,000
   Sr. Sub. Notes                                              B1            8.625      7/01/11       6,500 (g)         6,077,500
Globo Communicacoes, Sr. Notes (Brazil)                        B2           10.50      12/20/06       6,000 (i)         4,290,000
Grupo Televisa S.A., Sr. Disc. Notes (Mexico), Zero
   Coupon
   (until 5/15/01)                                             Ba2          13.25       5/15/08       9,000 (i)         7,290,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
June 30, 1999 (Unaudited)               PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Broadcasting & Other Media (cont'd.)
Lamar Advertising Co., Sr. Sub. Notes                          B1           9.625%     12/01/06    $  8,500        $    8,691,250
Liberty Group Publishing, Inc.,
   Sr. Disc. Deb., Zero Coupon (until 2/1/03)                  Caa1        11.625       2/01/09      12,150             6,561,000
   Sr. Sub. Notes                                              B3           9.375       2/01/08       8,050             7,567,000
Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon (until
   3/1/03)                                                     B3          10.00        3/01/08      17,400            11,614,500
Mail-Well I Corp., Sr. Sub. Notes                              B1           8.75       12/15/08       8,000             7,720,000
Production Resource LLC., Sr. Sub. Notes                       Caa2        11.50        1/15/08      15,000            15,000,000
SFX Entertainment Inc.,
   Sr. Sub. Notes                                              B3          10.75        5/15/06      21,588            23,476,950
   Sr. Sub. Notes                                              B3           9.125       2/01/08      24,000            23,520,000
Shop At Home, Inc., Sr. Sec'd. Notes                           B1          11.00        4/01/05       2,900             2,900,000
Spectrasite Holdings, Inc., Sr. Disc. Notes, Zero Coupon
   (until 4/15/04)                                             NR          11.25        4/15/09       5,500 (g)         3,121,250
Sun Media Corp., Sr. Sub. Notes (Canada)                       B2           9.50        5/15/07       9,522 (i)         9,855,270
Transwestern Publishing Co., Sr. Sub. Notes                    B2           9.625      11/15/07       5,250             5,092,500
World Color Press, Inc.,
   Sr. Sub. Notes                                              B1           8.375      11/15/08       4,750             4,643,125
   Sr. Sub. Notes                                              BB-(a)       7.75        2/15/09      13,500            12,555,000
Young America Corp., Sr. Sub. Notes                            Caa1        11.625       2/15/06       9,400             6,768,000
                                                                                                                   --------------
                                                                                                                      236,917,657
------------------------------------------------------------------------------------------------------------------------------
Building & Related Industries--3.7%
Ainsworth Lumber Ltd., Sr. Notes                               B3          12.50        7/15/07      15,000            16,762,500
American Builders, Sr. Sub. Notes                              B3          10.625       5/15/07       5,000             4,700,000
Beazer Homes USA, Inc., Sr. Notes                              B1           8.875       4/01/08       6,000             5,700,000
Building Materials Corp., Sr. Notes                            Ba3          8.00       12/01/08       8,000             7,460,000
Congoleum Corp., Sr. Notes                                     B1           8.625       8/01/08       6,000             5,700,000
D.R. Horton, Inc.,
   Sr. Notes                                                   Ba1          8.375       6/15/04      10,170            10,093,725
   Sr. Notes                                                   Ba1          8.00        2/01/09       8,850             8,363,250
Del Webb Corp., Sr. Sub. Deb.                                  B2           9.375       5/01/09       7,750 (g)         7,343,125
Falcon Building Prod., Inc.,
   Sr. Sub. Disc. Notes, Zero Coupon (until 6/15/02)           B3          10.50        6/15/07       7,850             5,259,500
   Sr. Sub. Notes                                              B3           9.50        6/15/07      15,150            14,373,563
Falcon Holdings Group, L.P.,
   Sr. Disc. Notes, Zero Coupon (until 4/15/03)                B2           9.285       4/15/10      13,500             9,382,500
   Sr. Notes                                                   B2           8.375       4/15/10       5,000             4,975,000
Kaufman & Broad Home Corp., Sr. Sub. Notes                     Ba3          9.625      11/15/06      27,750 (g)        28,790,625
Kevco, Inc., Sr. Sub. Notes                                    Caa2        10.375      12/01/07      11,000             7,645,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
June 30, 1999 (Unaudited)            PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Building & Related Industries (cont'd.)
Nortek, Inc.,
   Sr. Notes                                                   B1            9.25%      3/15/07    $ 11,405        $   11,462,025
   Sr. Notes                                                   B1            9.125      9/01/07       1,750             1,750,000
                                                                                                                   --------------
                                                                                                                      149,760,813
------------------------------------------------------------------------------------------------------------------------------
Cable--9.2%
Adelphia Communications Corp.,
   Sr. Notes                                                   B1            8.125      7/15/03       3,120             3,042,000
   Sr. Notes                                                   B+(a)         9.50       2/15/04         342               353,766
   Sr. Notes                                                   B1           10.50       7/15/04      11,300            12,062,750
   Sr. Notes                                                   B1            7.75       1/15/09         630               582,750
   Sr. Notes                                                   B1            7.875      5/01/09       8,000             7,420,000
Cablevision S.A., Notes (Argentina)                            Ba3          13.75       5/01/09       8,500 (i)         7,650,000
Charter Communications Holdings LLC.,
   Sr. Disc. Notes, Zero Coupon (until 4/1/04)                 B2            9.92       4/01/11      27,400            16,851,000
   Sr. Notes                                                   B2            8.625      4/01/09      20,250            19,364,062
Coaxial Communications, Inc., Sr. Notes                        B3           10.00       8/15/06       5,750             5,865,000
Comcast UK Cable Corp., Sr. Disc. Deb., Zero Coupon
   (until 11/15/00)                                            B2           11.20      11/15/07      19,900            17,910,000
CSC Holdings, Inc., Sr. Sub. Notes                             B1            9.25      11/01/05      13,650            14,264,250
Diamond Cable Co. (United Kingdom),
   Sr. Disc. Notes                                             B3           13.25       9/30/04       8,660 (i)         8,854,850
   Sr. Disc. Notes, Zero Coupon (until 12/15/00)               B3           11.75      12/15/05       9,275 (i)         8,277,938
Diva Systems Corp., Sr. Disc. Notes, Zero Coupon (until
   3/1/03)                                                     NR           12.625      3/01/08      15,900             4,611,000
International Cabletel, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 4/15/00)                                             B3           12.75       4/15/05      19,450 (g)        18,380,250
Mediacom LLC./Capital Corp., Sr. Notes                         B2            7.875      2/15/11      11,250            10,068,750
Multicanal S.A., Notes (Argentina)                             Ba3          13.125      4/15/09       5,750 (i)         5,232,500
NTL, Inc.,
   Sr. Notes, Zero Coupon (until 10/1/03)                      B3           12.375     10/01/08       5,750 (g)         3,809,375
   Sr. Notes, Zero Coupon (until 4/1/03)                       B3            9.75       4/01/08      25,500 (g)        17,085,000
Rogers Cablesystems, Inc. (Canada),
   Sr. Sec'd. Deb.                                             Ba3          10.00      12/01/07      10,500 (i)        11,287,500
   Sr. Sec'd. Deb.                                             Ba3          10.125      9/01/12      24,575 (i)        26,295,250
   Sr. Sec'd. Notes                                            Ba3          10.00       3/15/05      49,000 (i)        52,430,000
Rogers Cantel, Inc. (Canada),
   Deb.                                                        Ba3           9.375      6/01/08      38,400 (i)        39,744,000
   Sr. Sub. Notes                                              B2            8.80      10/01/07       4,750 (i)         4,750,000
Telewest plc, Sr. Disc. Deb. (United Kingdom), Zero
   Coupon
   (until 10/1/00)                                             B1           11.00      10/01/07         500 (i)           445,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
June 30, 1999 (Unaudited)         PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Cable (cont'd.)
Telewest Communications plc, Sr. Disc. Notes, Zero Coupon
   (until 4/15/04)                                             B1            9.25%      4/15/09    $  9,350        $    6,264,500
TVN Entertainment Corp., Sr. Notes                             NR           14.00       8/01/08      15,000 (d)        12,450,000
United Int'l. Holdings, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 2/15/03)                                             B3           10.75       2/15/08      56,500            37,007,500
                                                                                                                   --------------
                                                                                                                      372,358,991
------------------------------------------------------------------------------------------------------------------------------
Capital Goods--1.3%
Allied Waste North America, Inc.,
   Sr. Notes                                                   Ba2           7.625      1/01/06       9,000             8,415,000
   Sr. Notes                                                   Ba2           7.875      1/01/09      25,500 (g)        23,523,750
Applied Power, Inc., Sr. Sub. Notes                            B1            8.75       4/01/09       8,500             8,245,000
Continental Global Group, Inc., Sr. Notes                      B2           11.00       4/01/07      10,000             8,350,000
Neenah Corp., Sr. Sub. Notes                                   B3           11.125      5/01/07       1,500             1,477,500
Newcor, Inc., Sr. Sub. Notes                                   B3            9.875      3/01/08       2,170             1,909,600
Thermadyne Holdings, Sr. Disc. Notes, Zero Coupon (until
   6/1/03)                                                     Caa1         12.50       6/01/08       2,000               970,000
                                                                                                                   --------------
                                                                                                                       52,890,850
------------------------------------------------------------------------------------------------------------------------------
Casinos--2.8%
Aladdin Gaming, Sr. Disc. Notes, Zero Coupon (until
   3/1/03)                                                     Caa2         13.50       3/01/10      19,000             8,170,000
Alliance Gaming Corp., Sr. Sub. Notes                          B3           10.00       8/01/07       4,350             3,045,000
Aztar Corp., Sr. Sub. Notes                                    B1            8.875      5/15/07       3,500             3,360,000
Casino Magic Corp., First Mtge. Notes                          B1           13.00       8/15/03       1,250             1,437,500
Fitzgeralds Gaming Corp., Sr. Notes                            Caa3         12.25      12/15/04      14,000 (e)         7,700,000
Harrahs Operating, Inc., Gtd. Sr. Sub. Notes                   Ba2           7.875     12/15/05      12,250 (g)        11,943,750
Horseshoe Gaming LLC.,
   Sr. Sub. Notes                                              B3            9.375      6/15/07       7,100             7,242,000
   Sr. Sub. Notes                                              B2            8.625      5/15/09      13,450 (g)        13,012,875
Isle of Capri Casinos, Inc., Sr. Sub. Notes                    B3            8.75       4/15/09       8,400 (g)         7,896,000
MGM Grand, Inc., Sr. Notes                                     Ba1           6.875      2/06/08       7,550             6,795,000
Mohegan Tribal Gaming Auth.,
   Sr. Notes                                                   Ba2           8.125      1/01/06       4,000             3,940,000
   Sr. Sub. Notes                                              Ba3           8.75       1/01/09       5,125             5,112,188
Trump Atlantic City Assocs.,
   First Mtge. Notes                                           B2           11.25       5/01/06      26,600 (g)        23,807,000
   First Mtge. Notes, Ser. B                                   B2           11.25       5/01/06       5,000             4,475,000
Trumps Castle Funding, Inc., First Mtge. Notes                 Caa          11.75      11/15/03       3,800             3,230,000
                                                                                                                   --------------
                                                                                                                      111,166,313

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
June 30, 1999 (Unaudited)         PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Chemicals--3.3%
Huntsman ICI Chemicals LLC.,
   Sr. Sub. Notes                                              B2            9.50%      7/01/07    $ 19,000        $   18,002,500
   Sr. Sub. Notes                                              B2           10.125      7/01/09      17,125 (g)        17,274,844
Lyondell Chemical Co.,
   Sr. Sec'd. Notes                                            Ba3           9.625      5/01/07       5,750 (g)         5,879,375
   Sr. Sec'd. Notes                                            Ba3           9.875      5/01/07      28,500 (g)        28,998,750
   Sr. Sub. Notes                                              B2           10.875      5/01/09       3,750 (g)         3,871,875
Polymer Group, Inc., Sr. Sub. Notes                            B2            8.75       3/01/08      13,000            12,317,500
Sterling Chemical Holdings, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 8/15/01)                Caa1         13.50       8/15/08       8,810 (g)         2,907,300
   Sr. Sub. Notes                                              B3           11.75       8/15/06       6,000 (g)         4,590,000
Terra Industries, Inc., Sr. Notes                              Ba3          10.50       6/15/05      20,600 (g)        20,394,000
ZSC Specialty Chemical plc, Sr. Notes                          B2           11.00       7/01/09      17,335 (g)        17,465,012
                                                                                                                   --------------
                                                                                                                      131,701,156
------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.8%
Rhythms Netconnections, Inc., Sr. Notes                        CCC+(a)      12.75       4/15/09       7,500             7,012,500
Viasystems, Inc., Sr. Sub. Notes                               Caa1          9.75       6/01/07      26,750            23,406,250
                                                                                                                   --------------
                                                                                                                       30,418,750
------------------------------------------------------------------------------------------------------------------------------
Consumer Products--3.1%
Borden, Inc.,
   Notes                                                       Ba1           9.20       3/15/21      13,500            12,783,285
   Sr. Notes                                                   B1            9.50       5/01/05       3,175             3,111,500
Consumers Int'l., Inc., Sr. Sec'd. Notes                       Ba3          10.25       4/01/05      19,100            19,434,250
Corning Consumer Prod. Co., Sr. Sub. Notes                     B3            9.625      5/01/08      16,000            13,880,000
Desa Int'l., Inc., Sr. Sub. Notes                              Caa1          9.875     12/15/07      11,500             8,510,000
Holmes Prod. Corp., Sr. Sub. Notes                             B3            9.875     11/15/07       9,825 (g)         9,579,375
Iron Mountain, Inc., Sr. Sub. Notes                            B2            8.25       7/01/11       7,400             7,030,000
Pierce Leahy Command Co., Sr. Notes                            B3            8.125      5/15/08       4,250             4,005,625
Revlon Consumer Prod. Corp.,
   Sr. Notes                                                   B2            9.00      11/01/06      14,150 (g)        14,008,500
   Sr. Sub. Notes                                              B3            8.625      2/01/08       8,000             7,560,000
Sealy Mattress Co., Sr. Sub. Disc. Notes, Zero Coupon
   (until 12/15/02)                                            NR           10.875     12/15/07      10,000             6,500,000
Waste Systems Int'l, Inc., Sr. Sub. Notes                      Caa1         11.50       1/15/06      11,000            10,972,500
Windmere Durable Holdings, Inc., Sr. Notes                     B3           10.00       7/31/08       7,000             6,650,000
                                                                                                                   --------------
                                                                                                                      124,025,035

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of
June 30, 1999 (Unaudited)          PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Drugs & Health Care--4.9%
Columbia/HCA Healthcare Corp., Deb.                            Ba2           7.50%     11/15/95    $  3,630        $    2,767,149
Dade Int'l., Inc., Sr. Sub. Notes                              B2           11.125      5/01/06      40,510            42,535,500
Express Scripts, Inc., Sr. Notes                               Ba2           9.625      6/15/09       5,500             5,555,000
Fresenius Med. Care Capital Trust, Gtd. Notes                  NR            9.00      12/01/06      37,365            36,991,350
Grahm Field Health Prod., Inc., Sr. Sub. Notes                 Caa1          9.75       8/15/07      11,890             8,144,650
Harborside Healthcare Corp., Sr. Sub. Disc. Notes, Zero
   Coupon
   (until 8/1/03)                                              B3           11.00       8/01/08      11,750             4,465,000
ICN Pharmaceuticals, Inc., Sr. Notes                           Ba3           8.75      11/15/08      13,000            12,805,000
Integrated Health Svcs., Inc., Sr. Sub. Notes                  B2           10.25       4/30/06      21,600            16,416,000
Lifepoint Hospitals Holdings, Inc., Sr. Sub. Notes             B3           10.75       5/15/09       3,425 (g)         3,484,937
Magellan Health Svcs., Inc., Sr. Sub. Notes                    Caa1          9.00       2/15/08      37,000            31,820,000
Mariner Post Acute Network, Inc.,
   Sr. Sub. Disc. Notes, Zero Coupon (until 11/1/02)           B3           10.50      11/01/07      15,600             1,872,000
   Sr. Sub. Notes                                              B3            9.50      11/01/07       3,000               570,000
Mediq, Inc., Gtd. Notes                                        B3           11.00       6/01/08       1,800             1,404,000
Tenet Healthcare Corp., Sr. Sub. Notes                         Ba3           8.625      1/15/07      23,500 (g)        22,912,500
Triad Hospitals Holdings, Inc., Sr. Sub. Notes                 B3           11.00       5/15/09       5,090             5,166,350
                                                                                                                   --------------
                                                                                                                      196,909,436
------------------------------------------------------------------------------------------------------------------------------
Energy--9.6%
AES Corp.,
   Sr. Notes                                                   Ba1           9.50       6/01/09      16,650            17,107,875
   Sr. Sub. Exch.                                              Ba1           8.375      8/15/07      10,000 (g)         9,375,000
   Sr. Sub. Notes                                              Ba1          10.25       7/15/06      26,000            26,650,000
   Sr. Sub. Notes                                              Ba1           8.50      11/01/07      20,000            18,800,000
Anker Coal Group, Inc., Sr. Notes                              Ca            9.75      10/01/07      10,750             4,837,500
Benton Oil & Gas Co., Sr. Notes                                B3           11.625      5/01/03      11,300             8,249,000
Calpine Corp.,
   Sr. Notes                                                   Ba2           7.875      4/01/08       1,050             1,008,000
   Sr. Notes                                                   Ba2           7.75       4/15/09       5,000             4,737,500
Chesapeake Energy Corp., Sr. Notes                             B3            9.625      5/01/05      14,300            13,370,500
Chiles Offshore Corp. LLC., Sr. Notes                          B3           10.00       5/01/08       5,000             4,000,000
Cliffs Drilling Co., Sr. Notes                                 Ba2          10.25       5/15/03      12,800            12,396,000
CMS Energy Corp.,
   Sr. Notes                                                   Ba3           8.375      7/01/03       5,000 (g)         4,950,000
   Sr. Notes                                                   Ba3           7.50       1/15/09       5,550 (g)         5,106,000
DI Industies, Inc., Sr. Notes                                  B1            8.875      7/01/07      13,250            11,726,250
Gothic Prod. Corp., Sr. Sec'd Notes                            B3           11.125      5/01/05       9,500             8,455,000
Grey Wolf, Inc., Sr. Notes                                     B1            8.875      7/01/07       3,450             3,053,250

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of
June 30, 1999 (Unaudited)          PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Energy (cont'd.)
Gulf Canada Resources Ltd.,
   Sr. Sub. Deb.                                               Ba2           9.25%      1/15/04    $  5,000 (g)    $    5,049,750
   Sr. Sub. Deb.                                               Ba2           9.625      7/01/05       5,000             5,100,000
Houston Expl. Co., Sr. Sub. Notes                              B2            8.625      1/01/08       7,000             6,755,000
Key Energy Group, Inc., Sr. Sub. Notes                         NR            5.00       9/15/04       4,000             2,540,000
Leviathon Gas Pipeline/Finance Corp., Sr. Sub. Notes           B2           10.375      6/01/09       3,400 (g)         3,502,000
Nuevo Energy Co., Sr. Sub. Notes                               B1            9.50       4/15/06       4,000 (g)         4,000,000
Ocean Rig, Gtd. Sr. Sec'd. Notes                               B3           10.25       6/01/08      16,000 (g)        12,800,000
P & L Coal Holdings Corp.,
   Sr. Notes                                                   Ba3           8.875      5/15/08      21,900            21,954,750
   Sr. Sub. Notes                                              B2            9.625      5/15/08      12,250            12,188,750
Parker Drilling Co., Sr. Notes                                 B1            9.75      11/15/06      14,500 (g)        13,485,000
Plains Resources, Inc., Sr. Sub. Notes                         B2           10.25       3/15/06      11,000            11,110,000
Pogo Producing Co., Sr. Sub. Notes                             B2            8.75       5/15/07      15,600            14,820,000
Pride Int'l, Inc., Sr. Notes                                   Ba3          10.00       6/01/09       6,500 (g)         6,613,750
RBF Finance, Sr. Sec'd. Notes                                  Ba3          11.375      3/15/09      10,000            10,350,000
R & B Falcon Corp.,
   Sr. Notes                                                   Ba3          12.25       3/15/06       7,290             7,545,150
   Sr. Notes                                                   Ba3           9.50      12/15/08      12,330            11,528,550
Snyder Oil Corp., Sr. Sub. Notes                               B2            8.75       6/15/07      11,000            10,890,000
Tesoro Petroleum Corp., Sr. Sub. Notes                         B1            9.00       7/01/08      16,000            15,680,000
Universal Compression Holdings,
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)                B2            9.875      2/15/08      22,850            14,167,000
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)                B3           11.375      2/15/09       7,300             4,380,000
Veritas DGC, Inc., Sr. Notes                                   Ba3           9.75      10/15/03       6,300             6,457,500
Vintage Petroleum, Inc.,
   Sr. Sub. Notes                                              B1            9.00      12/15/05      10,000             9,900,000
   Sr. Sub. Notes                                              B1            8.625      2/01/09      16,185 (g)        15,739,912
York Power Funding, Sr. Sec'd. Notes (Cayman Islands)          NR           12.00      10/30/07      10,000 (i)        10,000,000
                                                                                                                   --------------
                                                                                                                      390,378,987
------------------------------------------------------------------------------------------------------------------------------
Financial Services--1.1%
Americredit Corp., Gtd. Sr. Sub. Notes                         Ba1           9.25       2/01/04      14,450 (g)        14,630,625
   Sr. Notes                                                   Ba1           9.875      4/15/06       5,500             5,651,250
Amresco Mtg., Inc., Sr. Sub. Notes (cost $4,900,000;
   purchased 2/24/98)                                          Caa3          9.875      3/15/05       4,900 (b)         3,675,000
Delta Financial Corp., Sr. Notes                               B3            9.50       8/01/04      10,450 (g)         8,987,000
Fugi JGB Investment LLC., Pref'd. Notes                        Ba1           9.87      12/31/49       8,250             7,239,375
Nationwide, Inc., Sr. Notes                                    B3           10.25       1/15/08       4,715             3,300,500
                                                                                                                   --------------
                                                                                                                       43,483,750

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of
June 30, 1999 (Unaudited)           PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Food & Beverage--2.7%
Advantica Restaurant Group, Inc., Sr. Notes                    B2           11.25%      1/15/08    $ 10,375 (g)    $    9,960,000
Ameriserve Food Dist., Inc.,
   Sr. Notes                                                   B1            8.875     10/15/06       7,700             7,007,000
   Sr. Sub. Notes                                              B3           10.125      7/15/07      21,045            17,677,800
Carrols Corp., Sr. Sub. Notes                                  B2            9.50      12/01/08      13,900            13,170,250
CKE Restaurants, Inc., Gtd. Notes                              B1            9.125      5/01/09       8,500             7,947,500
Cott Corp., Sr. Notes                                          B1            8.50       5/01/07       4,500             4,230,000
Fresh Foods, Inc., Sr. Sub. Notes                              B3           10.75       6/01/06       9,200             9,200,000
Grupo Azucarero S.A., Sr. Notes (Mexico)                       Caa2         11.50       1/15/05       7,250 (i)         3,262,500
Packaged Ice, Inc., Sr. Notes                                  B3            9.75       2/01/05       8,500             8,330,000
PSF Holdings LLC., Sr. Sec'd. Notes (cost $11,658,267;
   purchased 5/20/94 through 3/15/99)                          NR           11.00       9/17/03      11,658 (b)        12,357,763
Purina Mills, Inc., Sr. Sub. Notes                             Caa1          9.00       3/15/10      19,500            15,015,000
                                                                                                                   --------------
                                                                                                                      108,157,813
------------------------------------------------------------------------------------------------------------------------------
Industrials--1.2%
Anchor Lamina, Inc., Sr. Sub. Notes                            B3            9.875      2/01/08      10,750             9,890,000
Eagle-Picher Industries, Inc., Sr. Sub. Notes                  B3            9.375      3/01/08      11,000 (g)        10,450,000
Great Lakes Carbon Corp.,
   Sr. Disc. Deb., Zero Coupon (until 5/15/03)                 Caa1         13.125      5/15/09       7,200             3,888,000
   Sr. Sub. Notes                                              B3           10.25       5/15/08       5,000             4,925,000
Thermadyne Mfg., Sr. Sub. Notes                                B3            9.875      6/01/08       9,000             8,010,000
Trench Electric S.A., Gtd. Sr. Sub. Notes (Netherlands)        B3           10.25      12/15/07      10,000 (i)         9,300,000
Westinghouse Air Brake Co., Sr. Notes                          Ba3           9.375      6/15/05       2,500             2,537,500
                                                                                                                   --------------
                                                                                                                       49,000,500
------------------------------------------------------------------------------------------------------------------------------
Leisure & Tourism--4.7%
AMC Entertainment, Inc., Sr. Sub. Notes                        B3            9.50       2/01/11       8,750 (g)         8,246,875
Ballys Total Fitness Holdings Corp.,
   Sr. Sub. Notes                                              NR            9.875     10/15/07       1,000               970,000
   Sr. Sub. Notes, Ser. C                                      NR            9.875     10/15/07      21,000            20,370,000
Carmike Cinemas, Inc., Sr. Sub. Notes                          B2            9.375      2/01/09       4,250 (g)         4,122,500
Extended Stay America, Inc., Sr. Sub. Notes                    B2            9.15       3/15/08      13,550            12,669,250
Felcor Suites L.P., Gtd. Sr. Notes                             Ba1           7.375     10/01/04      17,435            16,127,375
Hedstrom Holdings, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 6/1/02)                 Caa1         12.00       6/01/09       3,400             1,496,000
   Sr. Sub. Notes                                              B3           10.00       6/01/07       9,400             8,272,000
Hilton Hotels Corp., Sr. Notes                                 Baa2          7.50      12/15/17      17,500 (g)        16,537,500
HMH Properties, Inc.,
   Sr. Notes                                                   Ba2           7.875      8/01/08      21,375            19,665,000
   Sr. Notes                                                   Ba2           8.45      12/01/08       3,500             3,325,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of
June 30, 1999 (Unaudited)          PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Leisure & Tourism (cont'd.)
Hollywood Park, Inc., Gtd. Notes                               B2            9.25%      2/15/07    $ 18,800 (g)    $   18,565,000
Host Marriott Travel Plazas, Inc., Sr. Notes                   Ba3           9.50       5/15/05       1,700             1,700,000
Imax Corp., Sr. Notes                                          Ba2           7.875     12/01/05       6,000             5,655,000
ITT Corp., Notes                                               Ba1           6.75      11/15/03       2,935             2,752,678
Premier Cruise Ltd., Sr. Notes                                 Caa2         11.00       3/15/08      13,000 (e)         3,250,000
Premier Parks, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 4/1/03)                 B3           10.00       4/01/08      12,250 (g)         7,962,500
   Sr. Notes                                                   B3            9.75       6/15/07       3,075 (g)         3,105,750
PX Escrow Corp., Sr. Sub. Disc. Notes, Zero Coupon (until
   2/1/02)                                                     B3            9.625      2/01/06      13,400             8,174,000
Six Flags Entertainment Corp., Gtd. Sr. Notes                  B3            8.875      4/01/06       7,300             7,263,500
Town Sports Int'l., Inc., Sr. Notes                            B2            9.75      10/15/04      10,900            10,409,500
Vail Resorts, Inc., Sr. Sub. Notes                             B1            8.75       5/15/09       9,750             9,481,875
                                                                                                                   --------------
                                                                                                                      190,121,303
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Services--1.4%
Ball Corp., Sr. Sub. Notes                                     B1            8.25       8/01/08       1,500             1,470,000
Coinstar, Inc., Sr. Disc. Notes, Zero Coupon (until
   10/1/99)                                                    NR           13.00      10/01/06      11,050            11,271,000
Color Spot Nurseries, Sr. Sub. Notes                           Caa2         10.50      12/15/07       8,000             6,800,000
Kindercare Learning Center, Inc., Sr. Sub. Notes               B3            9.50       2/15/09      14,625            13,857,188
La. Petite Academy, Inc., Sr. Notes                            B3           10.00       5/15/08       6,500 (g)         6,191,250
Scotts Co., Sr. Sub. Notes                                     B2            8.625      1/15/09       4,250             4,196,875
SF Holdings Group, Inc., Sr. Disc. Notes, Zero Coupon
   (until 3/15/03)                                             Caa2         12.75       3/15/08      16,500             5,445,000
United Stationer Supply Co., Sr. Sub. Notes                    B1           12.75       5/01/05       8,600             9,417,000
                                                                                                                   --------------
                                                                                                                       58,648,313
------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products--1.7%
Consolidated Contaniner Co. LLC, Sr. Sub. Notes                B2           10.125      7/15/09       4,270             4,334,050
Graham Packaging Holdings Co.,
   Sr. Disc. Notes, Zero Coupon (until 1/15/03)                Caa1         10.75       1/15/09      15,925            10,669,750
   Sr. Sub. Notes                                              B3            8.75       1/15/08       7,150 (g)         6,864,000
Indah Kiat Fin Mauritius Ltd., Gtd. Sr. Notes (Indonesia)      Caa1         10.00       7/01/07      10,000 (i)         6,200,000
Millar Western Prod. Ltd., Sr. Notes                           B3            9.875      5/15/08      10,000             9,675,000
Packaging Corp. of America, Sr. Sub. Notes                     B3            9.625      4/01/09       8,750 (g)         8,881,250
Repap New Brunswick, Inc., Sr. Sec'd. Notes                    Caa1         10.625      4/15/05       5,750             4,398,750
Stone Container Corp.,
   Sr. Notes                                                   B2           12.58       8/01/16         200               212,000
   Sr. Sub. Deb.                                               B3           12.25       4/01/02       5,000             5,012,500
Tekni Plex, Inc., Sr. Sub. Notes                               B3            9.25       3/01/08      14,550            14,113,500
                                                                                                                   --------------
                                                                                                                       70,360,800

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of
June 30, 1999 (Unaudited)          PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Real Estate--0.5%
CB Richards Ellis Svcs., Inc., Sr. Sub. Notes                  Ba3          8.875%      6/01/06    $  8,800        $    8,492,000
Saul B F Real Estate Investment Trust, Sr. Sec'd. Notes        B-(a)        9.75        4/01/08      13,000            12,090,000
                                                                                                                   --------------
                                                                                                                       20,582,000
------------------------------------------------------------------------------------------------------------------------------
Retail--2.1%
Big 5 Corp., Sr. Notes                                         B2          10.875      11/15/07      14,900            15,049,000
Big 5 Holdings Corp., Sr. Disc. Notes, Zero Coupon (until
   11/30/02)                                                   NR          13.45       11/30/08      10,000             5,100,000
Burlington Industries, Inc.,
   Deb.                                                        Ba1          7.25        8/01/27       4,750             4,203,750
   Notes                                                       Ba1          7.25        9/15/05       5,250 (g)         4,698,750
Cluett American Corp., Sr. Sub. Notes                          B3          10.125       5/15/08       8,250             6,187,500
Duane Reade, Inc., Sr. Sub. Notes                              B3           9.25        2/15/08       4,480             4,648,000
Franks Nursery & Crafts, Inc., Sr. Sub. Notes                  B3          10.25        3/01/08      15,400            15,169,000
French Fragrances, Inc.,
   Sr. Notes, Ser. B                                           B2          10.375       5/15/07      15,030 (g)        15,180,300
   Sr. Notes, Ser. D                                           B2          10.375       5/15/07       3,550             3,585,500
Just For Feet, Inc., Sr. Sub. Notes                            B1          11.00        5/01/09      12,500 (g)         8,125,000
Phar-Mor, Inc., Sr. Notes                                      B3          11.72        9/11/02       2,211             2,255,220
Steel Heddle Manufacturing Co., Sr. Sub. Notes                 Caa1        10.625       6/01/08       4,500             2,520,000
                                                                                                                   --------------
                                                                                                                       86,722,020
------------------------------------------------------------------------------------------------------------------------------
Steel & Metals--3.8%
AK Steel Corp.,
   Sr. Notes                                                   Ba2           9.125     12/15/06      10,700            10,967,500
   Sr. Notes                                                   Ba2           7.875      2/15/09      12,250 (g)        11,882,500
Doe Run Res. Corp., Sr. Notes                                  B3           11.25       3/15/05       7,000             6,300,000
Great Central Mines Ltd., Sr. Notes                            Ba2           8.875      4/01/08      10,000             9,525,000
International Wire Group, Inc., Sr. Sub. Notes                 B3           11.75       6/01/05      18,500 (g)        19,332,500
Kaiser Aluminum & Chemical Corp., Sr. Sub. Notes               B3           12.75       2/01/03      12,650 (g)        12,776,500
Lukens, Inc.,
   Sr. Notes                                                   Ba3           7.625      8/01/04       3,500             3,413,865
   Sr. Notes                                                   Ba3           6.50       2/01/06       5,000             4,275,000
National Steel Corp., Gtd. Sec'd. First Mtge.                  Ba3           9.875      3/01/09       3,750             3,815,625
Renco Steel Holdings, Inc., Sr. Sec'd. Notes                   Caa2         10.875      2/01/05       7,450             6,444,250
Russel Metals, Inc., Sr. Notes                                 B1           10.00       6/01/09       4,750             4,750,000
Silgan Holdings, Inc., Sr. Sub. Deb.                           B1            9.00       6/01/09      12,000            11,880,000
WCI Steel, Inc., Sr. Sec'd. Notes                              B2           10.00      12/01/04      24,850 (g)        25,284,875
Wheeling Pittsburgh Corp., Sr. Notes                           B2            9.25      11/15/07      11,000 (g)        10,395,000
WHX Corp., Sr. Notes                                           B3           10.50       4/15/05      14,750            14,012,500
                                                                                                                   --------------
                                                                                                                      155,055,115

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of
June 30, 1999 (Unaudited)        PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Supermarkets--1.1%
Pantry, Inc., Sr. Sub. Notes                                   B3           10.25%     10/15/07    $ 20,250        $   20,351,250
Pathmark Stores, Inc., Sr. Sub. Notes                          Caa1          9.625      5/01/03       8,348             8,514,960
Southland Corp., Sr. Sub. Deb.                                 Ba3           5.00      12/15/03      19,500            16,867,500
                                                                                                                   --------------
                                                                                                                       45,733,710
------------------------------------------------------------------------------------------------------------------------------
Technology--1.3%
Details Holding Corp., Sr. Disc. Notes, Zero Coupon
   (until 11/15/02)                                            Caa1         12.50      11/15/07      16,200 (g)         8,019,000
Details, Inc., Sr. Sub. Notes                                  B3           10.00      11/15/05      11,375            10,550,313
DII Group, Inc., Sr. Sub. Notes                                B1            8.50       9/15/07      11,500            11,212,500
MCMS, Inc., Sr. Sub. Notes                                     B3            9.75       3/01/08      14,000             7,840,000
Pioneer-Standard Electronics, Inc., Sr. Notes                  Baa3          8.50       8/01/06       6,000             5,724,420
Zilog, Inc., Sr. Sec'd. Notes                                  B2            9.50       3/01/05      10,525             9,314,625
                                                                                                                   --------------
                                                                                                                       52,660,858
------------------------------------------------------------------------------------------------------------------------------
Telecommunications--17.2%
21st Century Telecom Group, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 2/15/03)                                             Caa2         12.25       2/15/08      11,500             4,945,000
Allegiance Telecom, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)                NR           11.75       2/15/08      12,700             7,747,000
   Sr. Notes                                                   NR           12.875      5/15/08       9,500            10,117,500
Anacomp, Inc., Sr. Sub. Notes                                  B3           10.875      4/01/04      12,000            12,480,000
Arch Escrow Corp., Sr. Notes                                   B3           13.75       4/15/08       8,500             7,480,000
Barak ITC Int'l. Telecom, Sr. Disc. Notes (Israel), Zero
   Coupon
   (until 11/15/02)                                            B3           12.50      11/15/07      36,500 (i)        20,440,000
Bestel S.A. De CV, Sr. Disc. Notes (Mexico), Zero Coupon
   (until 5/15/01)                                             NR           12.75       5/15/05      11,000 (i)         7,040,000
Birch Telecom, Inc., Sr. Notes                                 NR           14.00       6/15/08       5,000             4,775,000
Bresnan Communications Group, Sr. Disc. Notes, Zero
   Coupon
   (until 2/1/04)                                              B2            9.25       2/01/09       3,250             2,120,625
Call-Net Enterprises, Inc., Sr. Disc. Notes, Zero Coupon
   (until 8/15/03)                                             B1            8.94       8/15/08      14,250             7,837,500
Caprock Communications Corp., Sr. Notes                        B3           12.00       7/15/08       5,000             5,125,000
Cellnet Data Systems, Inc., Sr. Disc. Notes, Zero Coupon
   (until 10/1/02) (cost $14,757,683; purchased 9/24/97
   and 10/13/97)                                               NR           14.00      10/01/07      22,750 (b)         9,555,000
Centennial Cellular Operating Co., Sr. Sub. Notes              Caa1         10.75      12/15/08       2,475             2,549,250
Communication Cellular, S.A., Sr. Def'd. Bonds
   (Columbia),
   Zero Coupon (until 9/29/00)                                 B3           14.125      3/01/05      34,750 (i)        17,375,000
Covad Communications Group, Inc., Sr. Notes                    B3           12.50       2/15/09       7,500             7,218,750
Dialog Corp., Sr. Sub. Notes (United Kingdom)                  B3           11.00      11/15/07      18,000 (i)        16,290,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of
June 30, 1999 (Unaudited)         PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications (cont'd.)
DTI Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until
   3/1/03)                                                     NR           12.50%      3/01/08    $  7,250        $    2,646,250
Econophone, Inc., Sr. Disc. Notes, Zero Coupon (until
   2/15/03)                                                    NR           11.00       2/15/08      16,000             8,800,000
Firstworld Communications, Inc., Sr. Notes, Zero Coupon
   (until 4/15/03)                                             NR           13.00       4/15/08      16,750             9,547,500
Focal Communications Corp., Sr. Disc. Notes, Zero Coupon
   (until 2/15/03)                                             NR           12.125      2/15/08       8,000             4,480,000
Geotek Communications, Inc., Sr. Conv. Notes, PIK              Caa2         12.00       2/15/01      12,000 (e)             1,200
Global Crossings Holdings Ltd., Gtd. Notes                     Ba2           9.625      5/15/08       8,125             8,775,000
Globix Corp., Sr. Notes                                        NR           13.00       5/01/05       8,500             8,075,000
Grupo Iusacell S.A. De CV, Sr. Notes (Mexico)                  B2           10.00       7/15/04       8,000 (i)         7,180,000
GST Equipment, Inc., Sr. Sec'd. Notes                          NR           13.25       5/01/07      10,000            10,600,000
GST Network Funding, Inc., Sr. Disc. Notes, Zero Coupon
   (until 5/1/03)                                              NR           10.50       5/01/08       4,500             2,520,000
GST Telecommunications, Inc.,
   Conv. Sr. Disc. Notes, Zero Coupon (until 12/15/00)         NR           13.875     12/15/05       2,262             2,714,400
   Sr. Sub. Notes                                              NR           12.75      11/15/07       8,200             8,528,000
GST USA, Inc., Sr. Disc. Notes, Zero Coupon (until
   12/15/00)                                                   NR           13.875     12/15/05      17,096            13,933,240
Hyperion Telecommunications, Inc., Sr. Sec. Notes              B3           12.25       9/01/04       2,300             2,415,000
ICG Holdings, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 9/15/00)                B3           13.50       9/15/05       2,750             2,420,000
   Sr. Disc. Notes, Zero Coupon (until 3/15/02)                B3           11.625      3/15/07       5,000 (g)         3,450,000
   Sr. Disc. Notes, Zero Coupon (until 5/1/03)                 B3            9.875      5/01/08      14,500             8,482,500
ICO Global Communications, Sr. Notes                           Caa2         15.00       8/01/05       5,575             2,285,750
Impsat Corp.,
   Sr. Notes                                                   B1           12.125      7/15/03      13,500            12,150,000
   Sr. Notes                                                   B+(a)        12.375      6/15/08      12,000             9,840,000
Intermedia Cap. Partners, L.P., Sr. Notes                      B2           11.25       8/01/06      30,250            33,426,250
Intermedia Communications of Florida,
   Sr. Disc. Notes, Zero Coupon (until 5/15/01)                B2           12.50       5/15/06      22,500 (g)        18,450,000
   Sr. Disc. Notes, Zero Coupon (until 7/15/02)                B2           11.25       7/15/07      17,750 (g)        12,602,500
International Wireless Communications, Inc., Sr. Disc.
   Notes,
   (cost $5,398,604; purchased 8/9/96 and 9/13/96)             NR          Zero         8/15/01       8,000 (b)(d)        480,000
IPC Information Systems, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 11/1/01)                                             B3           10.875      5/01/08      16,000            11,520,000
Iridium Cap. Corp., Sr. Notes                                  Caa3         11.25       7/15/05       1,260               245,700
Jacor Communications Co., Sr. Sub. Notes                       B2            8.75       6/15/07       2,000             2,125,000
Jordan Telecommunication Prod., Sr. Sub. Notes                 B3            9.875      8/01/07      10,750            10,642,500
Level 3 Communications, Inc., Sr. Disc. Notes, Zero
   Coupon
   (until 12/1/03)                                             B3           10.50      12/01/08      14,800             9,176,000
Long Distance Int'l, Inc., Sr. Notes                           NR           12.25       4/15/08       6,500 (d)         4,225,000
Mastec, Inc., Sr. Sub. Notes                                   Ba3           7.75       2/01/08      19,500            18,330,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of
June 30, 1999 (Unaudited)          PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications (cont'd.)
McLeodUSA, Inc.,
   Sr. Notes                                                   B2            9.25%      7/15/07    $ 10,000 (g)    $    9,925,000
   Sr. Notes                                                   B2            8.125      2/15/09       7,500             6,993,750
Metronet Communications Corp., Sr. Disc. Notes, Zero
   Coupon
   (until 6/15/03)                                             B3            9.95       6/15/08      14,000            10,360,000
Microcell Telecommunications, Sr. Disc. Notes, Zero
   Coupon (until 6/1/04)                                       B3           12.00       6/01/09       6,250             3,515,625
Netia Holdings BV (Poland),
   Gtd. Sr. Disc. Notes                                        B3           13.125      6/15/09       1,000 (i)         1,010,000
   Gtd. Sr. Disc. Notes, Zero Coupon (until 11/1/01)           B3           11.25      11/01/07      12,500 (g)(i)      7,750,000
   Gtd. Sr. Notes                                              B3           10.25      11/01/07       9,150 (i)         7,960,500
Nextel Communications Corp., Sr. Disc. Notes                   B2           10.125      1/15/04       2,750             2,791,250
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 8/15/99)                B2            9.75       8/15/04      18,900 (g)        19,183,500
   Sr. Disc. Notes, Zero Coupon (until 9/15/02)                B2           10.65       9/15/07       3,000 (g)         2,175,000
   Sr. Disc. Notes, Zero Coupon (until 10/31/02)               B2            9.75      10/31/07      33,000 (g)        23,017,500
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)                B2            9.95       2/15/08      29,025 (g)        19,664,437
   Sr. Disc. Notes, Zero Coupon (until 2/1/04)                 B3           14.00       2/01/09      18,000            10,125,000
Nextel International, Inc., Sr. Disc. Notes, Zero Coupon
   (until 4/15/03)                                             Caa1         12.125      4/15/08       3,000             1,500,000
Northeast Optic Network, Inc., Sr. Notes                       NR           12.75       8/15/08       7,500             7,725,000
Omnipoint Corp., Sr. Notes                                     B3           11.625      8/15/06       5,300 (g)         5,353,000
Pagemart Nationwide, Inc., Sr. Disc. Notes, Zero Coupon
   (until 2/1/00)                                              B3           15.00       2/01/05      23,000            19,435,000
Pagemart Wireless, Inc., Sr. Disc. Notes, Zero Coupon
   (until 2/1/03)                                              NR           11.25       2/01/08      36,000            12,780,000
Price Communications Wireless,
   Sr. Sec'd. Notes                                            Ba3           9.125     12/15/06      13,000            13,260,000
   Sr. Sub. Notes                                              B3           11.75       7/15/07      12,500            13,687,500
PTC Int'l. Fin. BV, Gtd. Sr. Sub. Disc. Notes (Poland),
   Zero Coupon (until 7/1/02)                                  B3           10.75       7/01/07      13,250 (i)         9,672,500
Qwest Communications Int'l. Inc., Sr. Notes                    Ba1           7.50      11/01/08       3,500             3,395,000
RSL Communications,
   Sr. Notes                                                   B3           12.25      11/15/06       3,500             3,657,500
   Sr. Notes                                                   B-(a)        12.00      11/01/08       5,750 (g)         6,008,750
Rural Cellular Corp., Sr. Sub. Notes                           B3            9.625      5/15/08      11,000            11,055,000
Splitrock Services, Inc., Sr. Notes                            NR           11.75       7/15/08       8,000             7,480,000
Star Choice Communications, Sr. Sec'd. Notes                   B3           13.00      12/15/05       5,000             5,200,000
Time Warner Telecom LLC., Sr. Notes                            B2            9.75       7/15/08       8,900             9,122,500
Tritel PCS, Inc., Sr. Disc. Notes, Zero Coupon (until
   5/15/04)                                                    B3           12.75       5/15/09      18,000 (g)         9,810,000
US Exchange LLC., Sr. Notes                                    NR           15.00       7/01/08       7,000             7,210,000
Versatel Telecom BV, Sr. Notes (Netherlands)                   NR           13.25       5/15/08       9,000 (i)         9,270,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Portfolio of Investments as of
June 30, 1999 (Unaudited)        PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                               Moody's    Interest     Maturity     Amount             Value
Description                                                     Rating      Rate         Date        (000)            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications (cont'd.)
Viatel, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 4/15/03)                Caa1         12.50%      4/15/08    $  8,400        $    5,124,000
   Sr. Notes                                                   Caa1         11.25       4/15/08       5,050             5,050,000
WamNet, Inc., Sr. Disc. Notes, Zero Coupon (until 3/1/02)      NR           13.25       3/01/05       6,000             3,660,000
Worldwide Fiber, Inc., Sr. Notes                               B3           12.50      12/15/05      10,000            10,050,000
                                                                                                                   --------------
                                                                                                                      697,139,727
------------------------------------------------------------------------------------------------------------------------------
Textiles--0.8%
Foamex L.P., Sr. Sub. Notes                                    Caa2          9.875      6/15/07      12,550 (d)        10,667,500
Phillips Van Heusen Corp., Sr. Sub. Notes                      B1            9.50       5/01/08       8,050 (g)         7,969,500
Worldtex, Inc., Sr. Notes                                      B1            9.625     12/15/07      15,000 (g)        13,125,000
                                                                                                                   --------------
                                                                                                                       31,762,000
------------------------------------------------------------------------------------------------------------------------------
Transportation/Trucking/Shipping--2.0%
American Commercial Lines, Sr. Notes                           B1           10.25       6/30/08      17,000            17,170,000
Autopistas Del Sol S.A., Sr. Notes (Argentina)                 BB-(a)       10.25       8/01/09       3,500 (i)         2,660,000
Continental Airlines, Inc., Sr. Notes                          Ba2           8.00      12/15/05       5,250             5,011,335
Ermis Maritime Holdings Ltd., First Mtge. Notes                Ca           12.50       3/15/06         982               274,904
Holt Group, Inc., Sr. Notes                                    Caa1          9.75       1/15/06       8,320             5,574,400
Kitty Hawk, Inc., Gtd. Notes                                   B1            9.95      11/15/04      22,505            22,054,900
MRS Logistica S.A., Sr. Notes (Brazil)                         B(a)         10.625      8/15/05      10,000 (i)         6,100,000
Stena Line AB (Sweden),
   Sr. Notes                                                   Ba2           8.75       6/15/07       7,000 (i)         6,422,500
   Sr. Notes                                                   B1           10.625      6/01/08      11,500 (i)         8,653,750
USAir, Inc., Pass-through Certs.                               Ba2          10.375      3/01/13       7,030             7,462,345
                                                                                                                   --------------
                                                                                                                       81,384,134
                                                                                                                   --------------
Total corporate bonds (cost $3,913,011,543)                                                                         3,632,626,969
                                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS--0.2%
Republic of Brazil (cost $6,934,900)                                        11.625%     4/15/04    $  7,000 (i)    $    6,580,000
                                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

Portfolio of Investments as of
June 30, 1999 (Unaudited)         PRUDENTIAL HIGH YIELD FUND, INC.
------------------------------------------------------------

                                                          Value
Description                          Shares             (Note 1)
------------------------------------------------------------
PREFERRED STOCKS--4.8%
Adelphia Communications Corp.,
  $13.00                             74,000        $    8,066,000
California Fed. Corp., $9.125         1,822            47,720,041
Chesapeake Energy Corp., $7.00      110,000             2,681,250
Concentric Network Corp., $13.50          1                   205
CSC Holdings, Inc.,
   Ser. 1995K-1, $11.125            140,118            15,272,825
   Ser. 1995K-2, $11.125              3,632            39,588,800
   Ser. 1995K-4, $11.75             144,101            15,634,978
Eagle Picher Holdings, Inc.,          1,530
  $11.75                                                7,726,500
Global Crossing Holdings Ltd.,       10,000
  $5.22                                                 1,045,000
GPA Group Plc, Conv., 7.00%          13,200             6,600,000
Harborside Healthcare Corp.,          2,762
  $13.50                                                1,187,799
Intermedia Communications of
  Florida, $7.00                    280,000             6,055,000
Packaging Corp. of America,          45,000
  12.375%                                               4,770,000
Paxon Communications Corp., Jr.,
  $13.25                              1,580            14,220,405
Primedia, Inc., $8.625              117,000            10,647,000
R & B Falcon Corp., 13.875%           4,500             4,590,000
Rural Cellular Corp., $11.375            99                99,485
Texas Utilities Co., $9.25           95,000             5,225,000
Viasystems Group, Inc., 8.00%       172,303             2,283,012
                                                   --------------
Total preferred stocks
  (cost $182,498,639)                                 193,413,300
                                                   --------------
COMMON STOCKS(c)--0.2%
Dr Pepper Bottling Holdings,         72,580
  Inc., Cl. B                                      $    2,177,400
Envirosource, Inc.                   61,190               130,029
Gaylord Container Corp., Cl. A       77,735               617,022
Hedstrom Holdings, Inc.             206,223               206,223
Intermedia Communications of         16,549
  Florida                                                 496,470
Nextel Communications, Inc.          16,527               829,449
Northeast Optic Network, Inc.        80,000             1,205,000
Pagemart Nationwide, Inc.            71,750               358,750
Peachtree Cable Assn., Ltd.          31,559               285,924
SF Holdings Group, Inc.              33,000                41,250
United Int'l. Holdings, Inc., Cl.
  A                                       1                    34
Viatel, Inc.                         54,894             3,080,926
                                                   --------------
Total common stocks
  (cost $7,429,491)                                     9,428,477
                                                   --------------
------------------------------------------------------------
COMMON TRUST UNITS--(c)0.3%       Units
PSF Holdings, LLC (cost
  $15,959,021; purchased 5/20/94)   951,717 (b)(f)     10,468,887
                                                   --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

Portfolio of Investments as of
June 30, 1999 (Unaudited)         PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                Expiration                             Value
                                                                                   Date           Warrants            (Note 1)
------------------------------------------------------------------------------------------------------------------------------
WARRANTS(c)--0.3%
------------------------------------------------------------------------------------------------------------------------------
Aladdin Gaming                                                                      1/03/10          220,000       $        2,200
Allegiance Telecom, Inc.                                                            2/15/08           14,200              639,000
American Banknote Corp.                                                             12/1/07            3,750                   38
American Mobile Satellite Corp.                                                      4/1/08           10,000              400,000
Bell Technology Group Ltd.                                                           5/1/05            8,500               72,250
Bestel S.A. De CV                                                                   5/15/05           11,000               22,000
Birch Telecom, Inc.                                                                 6/15/08            5,000               25,000
Cellnet Data Systems, Inc.                                                          9/15/07           44,455              222,275
Clearnet Communications, Inc.                                                       9/15/05           66,495              332,475
Comcel                                                                             11/15/03           29,000            1,450,000
Diva Systems Corp.                                                                  1/03/08           47,700              620,100
DTI Holdings, Inc.                                                                   3/1/08           36,250                  362
Firstworld Communications, Inc.                                                     4/15/08           16,750              837,500
Foamex JPS Automotive LLC.                                                           7/1/99           20,250(d)           101,250
Gaylord Container Corp.                                                             11/1/02          417,518            3,340,144
ICO Global Communications                                                            8/1/05            9,075                    0
Intelcom Group, Inc.                                                                9/15/05          127,809            1,278,090
Intermedia Communications of Florida                                                 6/1/00           11,250              731,250
International Wireless Communications, Inc.                                         8/15/01            8,000(d)                 0
Long Distance Int'l., Inc.                                                          4/15/08            6,500(d)                 0
President Riverboat Casinos, Inc.                                                   9/30/99           44,150                    0
Price Communications Wireless                                                        8/1/07           17,200            1,530,800
Primus Telecommunications Group                                                      8/1/04           12,250              245,000
Splitrock Svcs., Inc.                                                               7/15/08            8,000              560,000
Star Choice Communications                                                         12/15/05          115,800              422,670
Sterling Chemical Holdings, Inc.                                                    8/15/08            5,450               81,750
TVN Entertainment Corp.                                                              8/1/08           15,000(d)                 0
USN Communications, Inc.                                                           10/15/06           92,500                5,550
Versatel Telecom BV                                                                 5/15/08            9,000              450,000
WamNet, Inc.                                                                         3/1/05           22,500              511,875
Waste Systems Int'l, Inc.                                                           1/15/06          165,000              108,900
                                                                                                                   --------------
Total warrants (cost $753,759)                                                                                         13,990,479
                                                                                                                   --------------
Total long-term investments (cost $4,126,587,353)                                                                   3,866,508,112
                                                                                                                   --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

Portfolio of Investments as of
June 30, 1999 (Unaudited)          PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                                  Principal
                                                                        Interest     Maturity      Amount              Value
                                                                          Rate         Date         (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--7.9%
---------------------------------------------------------------------------------------------------------------------------------
Conagra, Inc., commercial paper                                           6.050%       7/01/99   $    15,000(h)    $   15,000,000
Conagra, Inc., commercial paper                                           6.150        7/01/99         8,710            8,710,000
Conagra, Inc., commercial paper                                           6.220        7/01/99        25,000(h)        25,000,000
Conoco, Inc., commercial paper                                            6.150        7/01/99        28,000           28,000,000
Conseco, Inc., commercial paper                                           5.215        7/06/99        19,986(h)        19,985,555
Dayton Hudson Corp., commercial paper                                     5.200        7/12/99        14,976(h)        14,976,258
Deutsche Bank, time deposit                                               5.125        7/01/99        14,611(h)        14,611,000
Federated Dept. Stores, commercial paper                                  5.082        7/12/99         4,992(h)         4,992,285
Federated Dept. Stores, commercial paper                                  5.263        7/09/99         9,988(h)         9,988,333
Federated Dept. Stores, commercial paper                                  6.150        7/01/99        15,000(h)        15,000,000
MCI Worldcom, Inc., money market instrument                               5.060        7/09/99         9,989(h)         9,988,778
MCI Worldcom, Inc., money market instrument                               5.250        7/22/99        23,927(h)        23,926,500
MCI Worldcom, Inc., money market instrument                               6.150        7/01/99        13,739           13,739,000
PSE&G Fuel Corp., commercial paper                                        5.550        7/21/99         3,569(h)         3,568,961
Raytheon Co., commercial paper                                            5.212        7/02/99         9,999(h)         9,998,556
Raytheon Co., commercial paper                                            5.276        7/23/99        27,910(h)        27,910,167
Rohm & Haas Co., commercial paper                                         5.450        7/29/99        16,928(h)        16,927,939
Rohm & Haas Co., commercial paper                                         5.750        7/06/99         8,850            8,842,932
Rohm & Haas Co., commercial paper                                         6.300        7/01/99         9,150            9,150,000
Textron Financial, commercial paper                                       6.000        7/01/99        40,024           40,024,000
                                                                                                                   --------------
Total short-term investments (cost $320,340,264)                                                                      320,340,264
------------------------------------------------------------------------------------------------------------------------------
Total Investments--103.5%
   (cost $4,446,927,617; Note 4)                                                                                    4,186,848,376
Liabilities in excess of other assets--(3.5)%                                                                        (143,480,945)
                                                                                                                   --------------
Net Assets--100%                                                                                                   $4,043,367,431
                                                                                                                   --------------
                                                                                                                   --------------

(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the aggregate cost of such securities is $52,673,575. The aggregate value $36,536,650 is approximately 0.9% of net assets.
(c) Non-income producing securities.
(d) Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e) Represents issuer in default on interest payments, non-income producing security.
(f) Fair valued security.
(g) Portion of securities on loan, see Note 4.
(h) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(i) US$--Denominated foreign bonds.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
L.P.--Limited Partnership.
LLC.--Limited Liability Company.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

Statement of Assets and Liabilities
(Unaudited)                               PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                           June 30, 1999
Investments, at value (cost $4,446,927,617).................................................................      $4,186,848,376
Interest receivable.........................................................................................          72,298,633
Receivable for investments sold.............................................................................          24,259,880
Receivable for Fund shares sold.............................................................................           5,171,078
Receivable for securities lending...........................................................................           1,555,583
Deferred expenses and other assets..........................................................................              50,301
                                                                                                                  --------------
   Total assets.............................................................................................       4,290,183,851
                                                                                                                  --------------
Liabilities
Bank overdraft..............................................................................................             200,001
Payable to broker for collateral for securities on loan.....................................................         211,874,333
Payable for investments purchased...........................................................................          10,364,673
Dividends payable...........................................................................................           9,664,157
Payable for Fund shares reacquired..........................................................................           9,507,605
Distribution fee payable....................................................................................           1,766,257
Securities lending rebate payable...........................................................................           1,374,108
Management fee payable......................................................................................           1,373,125
Accrued expenses............................................................................................             692,161
                                                                                                                  --------------
   Total liabilities........................................................................................         246,816,420
                                                                                                                  --------------
Net Assets..................................................................................................      $4,043,367,431
                                                                                                                  --------------
                                                                                                                  --------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $    5,242,020
   Paid-in capital in excess of par.........................................................................       4,746,831,897
                                                                                                                  --------------
                                                                                                                   4,752,073,917
   Distributions in excess of net investment income.........................................................          (9,059,574)
   Accumulated net realized loss on investments.............................................................        (439,567,671)
   Net unrealized depreciation on investments...............................................................        (260,079,241)
                                                                                                                  --------------
Net assets, June 30, 1999...................................................................................      $4,043,367,431
                                                                                                                  --------------
                                                                                                                  --------------
Class A:
   Net asset value and redemption price per share
      ($1,727,543,239 / 223,649,808 shares of common stock issued and outstanding)..........................               $7.72
   Sales charge (4.00% of offering price)...................................................................                 .32
   Maximum offering price to public.........................................................................               $8.04
Class B:
   Net asset value, offering price and redemption price per share
      ($2,155,665,337 / 279,791,462 shares of common stock issued and outstanding)..........................               $7.70
Class C:
   Net asset value and redemption price per share
      ($97,787,486 / 12,691,963 shares of common stock issued and outstanding)..............................               $7.70
   Sales charge (1.00% of offering price)...................................................................                 .08
   Offering price to public.................................................................................               $7.78
Class Z:
   Net asset value, offering price and redemption price per share
      ($62,371,369 / 8,068,778 shares of common stock issued and outstanding)...............................               $7.73

--------------------------------------------------------------------------------
See Notes to Financial Statements.     20

PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                    Ended
                                                   June 30,
Net Investment Income                                1999
Income
   Interest...................................   $201,434,001
   Dividends..................................      7,820,948
   Income from securities loaned, net.........        786,614
                                                 ------------
      Total Income............................    210,041,563
                                                 ------------
Expenses
   Distribution fee--Class A..................      2,166,203
   Distribution fee--Class B..................      8,723,224
   Distribution fee--Class C..................        345,438
   Management fee.............................      8,616,181
   Transfer agent's fees and expenses.........      2,033,000
   Custodian's fees and expenses..............        192,000
   Reports to shareholders....................        165,000
   Registration fees..........................         66,000
   Insurance expense..........................         44,000
   Legal fees and expenses....................         37,000
   Audit fee and expenses.....................         24,000
   Directors' fees and expenses...............         17,000
   Miscellaneous..............................          4,942
                                                 ------------
      Total expenses..........................     22,433,988
                                                 ------------
Net investment income.........................    187,607,575
                                                 ------------
Realized and Unrealized
Loss on Investments
Net realized loss on investment
   transactions...............................    (67,303,322)
Net change in unrealized depreciation of
   investments................................       (343,147)
                                                 ------------
Net loss on investments.......................    (67,646,469)
                                                 ------------
Net Increase in Net Assets
Resulting from Operations.....................   $119,961,106
                                                 ------------
                                                 ------------

PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                 Six Months
                                    Ended           Year Ended
Increase in                       June 30,         December 31,
Net Assets                          1999               1998
Operations
   Net investment income.....  $   187,607,575    $   380,890,729
   Net realized gain (loss)
      on investment
      transactions...........      (67,303,322)        36,353,107
   Net change in unrealized
      depreciation of
      investments............         (343,147)      (422,696,898)
                               ---------------    ---------------
   Net increase (decrease) in
      net assets resulting
      from operations........      119,961,106         (5,453,062)
                               ---------------    ---------------
Dividends and distributions (Note 1)
   Dividends from net
      investment income
      Class A................      (79,374,889)      (154,810,882)
      Class B................     (101,216,163)      (215,059,672)
      Class C................       (4,014,802)        (5,714,430)
      Class Z................       (3,001,721)        (5,305,745)
                               ---------------    ---------------
                                  (187,607,575)      (380,890,729)
                               ---------------    ---------------
   Dividends in excess of net
      investment income
      Class A................       (4,399,824)        (3,143,618)
      Class B................       (5,610,506)        (4,367,041)
      Class C................         (222,544)          (116,038)
      Class Z................         (166,388)          (107,739)
                               ---------------    ---------------
                                   (10,399,262)        (7,734,436)
                               ---------------    ---------------
Fund share transactions (Net
   of share conversions)
   (Note 5)
   Net proceeds from shares
      sold...................    1,441,554,424      2,963,551,012
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........       94,701,201        194,305,581
   Cost of shares
      reacquired.............   (1,622,994,698)    (3,024,094,927)
                               ---------------    ---------------
   Net increase (decrease) in
      net assets from Fund
      share transactions.....      (86,739,073)       133,761,666
                               ---------------    ---------------
Total decrease...............     (164,784,804)      (260,316,561)
Net Assets
Beginning of period..........    4,208,152,235      4,468,468,796
                               ---------------    ---------------
End of period(a).............  $ 4,043,367,431    $ 4,208,152,235
                               ---------------    ---------------
                               ---------------    ---------------
---------------
(a) Includes undistributed
    net investment income
    of:......................  $            --    $       349,779
                               ---------------    ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     21

Notes to Financial Statements (Unaudited)       PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Prudential High Yield Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund's investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer's inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest and, to the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at June 30, 1999 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes original issue discounts as adjustments to interest income. Income from payment-in-kind bonds is recorded daily based on an effective interest method. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount and wash sales.

Securities Lending: The Fund may lend securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail
--------------------------------------------------------------------------------
                                       22

Notes to Financial Statements (Unaudited)       PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest, on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Prudential Securities Incorporated ('PSI') is the securities lending agent for the Fund. For the six months ended June 30, 1999, PSI has been compensated approximately $259,600.

Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease distributions in excess of net investment income and increase accumulated net realized loss on investments by $989,909. This was primarily due to the sale of securities purchased with market discount for the six months ended June 30, 1999. Net investment income, net realized losses and net assets were not affected by this change.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement PIMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50% of the Fund's average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund's average daily net assets in excess of $3 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, B and C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were
 .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 1999.

PIMS has advised the Fund that it has received approximately $560,100 and $240,100 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 1999. From these fees, PIMS paid such sales charges to Pruco Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 1998, it received approximately $2,016,200 and $27,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIMS, PIFM and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the six months ended June 30, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.

------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC, ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended June 30, 1999, the Fund incurred fees of approximately $1,862,700 for the services of PMFS. As of June 30, 1999, $307,400 of such fees were due to PMFS. Transfer agent fees and expenses in the
--------------------------------------------------------------------------------
                                       23

Notes to Financial Statements (Unaudited)       PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1999 were $1,276,292,089 and $1,446,262,101, respectively.

The federal income tax basis of the Fund's investments, including short-term investments, as of June 30, 1999 was $4,447,714,107; accordingly, net unrealized depreciation for federal income tax purposes was $260,865,731 (gross unrealized appreciation--$83,551,268; gross unrealized depreciation--$344,416,999).

For federal income tax purposes, the Fund has a capital loss carryforward as of December 31, 1998 of approximately $350,586,300 of which $77,895,200 expires in 1999, $110,441,500 expires in 2000, $162,249,600 expires in 2003. In addition, the Fund has elected to treat net capital losses of approximately $20,477,600 incurred in the two month period ended December 31, 1998 as being incurred in the current fiscal year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.

As of June 30, 1999, the Fund has securities on loan with an aggregate market value of $205,250,551. The Fund received $211,874,333 in cash, as collateral for securities on loan with which it purchased highly liquid short-term investments in accordance with the Fund's securities lending procedures.

------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has 3 billion shares of $.01 par value common stock authorized; equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

Transactions in shares of common stock were as follows:

Class A                             Shares           Amount
------------------------------   ------------    ---------------
Six months ended June 30,
  1999:
Shares sold...................    125,768,349    $   993,702,312
Shares issued in reinvestment
  of
  dividends and
  distributions...............      5,484,228         43,232,078
Shares reacquired.............   (127,890,802)    (1,013,761,293)
                                 ------------    ---------------
Net increase in shares
  outstanding before
  conversions.................      3,361,775         23,173,097
Shares issued upon conversion
  from Class B................      7,307,539         56,788,141
                                 ------------    ---------------
Net increase in shares
  outstanding.................     10,669,314    $    79,961,238
                                 ------------    ---------------
                                 ------------    ---------------
Year ended December 31, 1998:
Shares sold...................    220,216,713    $ 1,859,190,071
Shares issued in reinvestment
  of
  dividends and
  distributions...............     10,259,255         85,370,263
Shares reacquired.............   (227,838,947)    (1,934,064,082)
                                 ------------    ---------------
Net increase in shares
  outstanding before
  conversions.................      2,637,021         10,496,252
Shares issued upon conversion
  from Class B................     10,263,006         85,283,803
                                 ------------    ---------------
Net increase in shares
  outstanding.................     12,900,027    $    95,780,055
                                 ------------    ---------------
                                 ------------    ---------------
Class B
------------------------------
Six months ended June 30,
  1999:
Shares sold...................     46,551,660    $   366,353,307
Shares issued in reinvestment
  of
  dividends and
  distributions...............      5,912,616         46,504,246
Shares reacquired.............    (68,466,450)      (537,298,176)
                                 ------------    ---------------
Net decrease in shares
  outstanding before
  conversion..................    (16,002,174)      (124,440,623)
Shares reacquired upon
  conversion into Class A.....     (7,326,394)       (56,788,141)
                                 ------------    ---------------
Net decrease in shares
  outstanding.................    (23,328,568)   $  (181,228,764)
                                 ------------    ---------------
                                 ------------    ---------------
Year ended December 31, 1998:
Shares sold...................    112,375,736    $   940,884,702
Shares issued in reinvestment
  of
  dividends and
  distributions...............     12,097,288        100,594,225
Shares reacquired.............   (116,993,243)      (981,481,666)
                                 ------------    ---------------
Net increase in shares
  outstanding before
  conversion..................      7,479,781         59,997,261
Shares reacquired upon
  conversion into Class A.....    (10,287,840)       (85,283,803)
                                 ------------    ---------------
Net decrease in shares
  outstanding.................     (2,808,059)   $   (25,286,542)
                                 ------------    ---------------
                                 ------------    ---------------

--------------------------------------------------------------------------------
                                       24

Notes to Financial Statements (Unaudited)       PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

Class C                             Shares           Amount
------------------------------   ------------    ---------------
Six months ended June 30,
  1999:
Shares sold...................      4,997,289    $    39,339,939
Shares issued in reinvestment
  of
  dividends and
  distributions...............        288,316          2,267,016
Shares reacquired.............     (3,243,942)       (25,539,242)
                                 ------------    ---------------
Net increase in shares
  outstanding.................      2,041,663    $    16,067,713
                                 ------------    ---------------
                                 ------------    ---------------
Year ended December 31, 1998:
Shares sold...................      8,376,997    $    68,914,249
Shares issued in reinvestment
  of
  dividends and
  distributions...............        409,580          3,387,514
Shares reacquired.............     (4,610,242)       (38,222,404)
                                 ------------    ---------------
Net increase in shares
  outstanding.................      4,176,335    $    34,079,359
                                 ------------    ---------------
                                 ------------    ---------------
Class Z
------------------------------
Six months ended June 30,
  1999:
Shares sold...................      5,344,311    $    42,158,866
Shares issued in reinvestment
  of
  dividends and
  distributions...............        342,161          2,697,861
Shares reacquired.............     (5,872,308)       (46,395,987)
                                 ------------    ---------------
Net decrease in shares
  outstanding.................       (185,836)   $    (1,539,260)
                                 ------------    ---------------
                                 ------------    ---------------
Year ended December 31, 1998:
Shares sold...................     11,385,751    $    94,561,990
Shares issued in reinvestment
  of
  dividends and
  distributions...............        596,770          4,953,579
Shares reacquired.............     (8,538,564)       (70,326,775)
                                 ------------    ---------------
Net increase in shares
  outstanding.................      3,443,957    $    29,188,794
                                 ------------    ---------------
                                 ------------    ---------------

--------------------------------------------------------------------------------
                                       25

Financial Highlights (Unaudited)                PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                          Class A
                                                           ----------------------------------------------------------------------
                                                           Six Months
                                                             Ended                        Year Ended December 31,
                                                            June 30,      -------------------------------------------------------
                                                              1999           1998           1997           1996           1995
                                                           ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................    $     7.88     $     8.65     $     8.39     $     8.19     $     7.68
                                                           ----------     ----------     ----------     ----------     ----------
Income from investment operations
Net investment income..................................           .36            .76            .73            .75            .81
Net realized and unrealized gain (loss) on
   investments.........................................          (.14)          (.76)           .30            .22            .53
                                                           ----------     ----------     ----------     ----------     ----------
   Total from investment operations....................           .22             --           1.03            .97           1.34
                                                           ----------     ----------     ----------     ----------     ----------
Less distributions
Dividends from net investment income...................          (.36)          (.76)          (.73)          (.75)          (.81)
Distributions in excess of net investment income.......          (.02)          (.01)          (.04)          (.02)          (.02)
                                                           ----------     ----------     ----------     ----------     ----------
   Total distributions.................................          (.38)          (.77)          (.77)          (.77)          (.83)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period.........................    $     7.72     $     7.88     $     8.65     $     8.39     $     8.19
                                                           ----------     ----------     ----------     ----------     ----------
                                                           ----------     ----------     ----------     ----------     ----------
TOTAL RETURN(a)........................................          2.55%         (0.13)%        12.81%         12.60%         18.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................    $1,727,543     $1,677,605     $1,730,473     $1,564,429     $1,336,354
Average net assets (000)...............................    $1,747,324     $1,712,531     $1,635,480     $1,385,143     $1,056,555
Ratios to average net assets:
   Expenses, including distribution fees...............           .78%(b)        .67%           .69%           .72%           .75%
   Expenses, excluding distribution fees...............           .53%(b)        .52%           .54%           .57%           .60%
   Net investment income...............................          9.19%(b)       9.04%          8.59%          9.20%         10.13%
For Classes A, B, C and Z shares:
   Portfolio turnover rate.............................            32%           103%           113%            89%            78%

                                                           1994
                                                         --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................  $   8.70
                                                         --------
Income from investment operations
Net investment income..................................       .80
Net realized and unrealized gain (loss) on
   investments.........................................     (1.00)
                                                         --------
   Total from investment operations....................      (.20)
                                                         --------
Less distributions
Dividends from net investment income...................      (.80)
Distributions in excess of net investment income.......      (.02)
                                                         --------
   Total distributions.................................      (.82)
                                                         --------
Net asset value, end of period.........................  $   7.68
                                                         --------
                                                         --------
TOTAL RETURN(a)........................................     (2.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................  $161,435
Average net assets (000)...............................  $165,517
Ratios to average net assets:
   Expenses, including distribution fees...............       .78%
   Expenses, excluding distribution fees...............       .63%
   Net investment income...............................      9.86%
For Classes A, B, C and Z shares:
   Portfolio turnover rate.............................        74%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     26

Financial Highlights (Unaudited)                PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                          Class B
                                                           ----------------------------------------------------------------------
                                                           Six Months
                                                             Ended                        Year Ended December 31,
                                                            June 30,      -------------------------------------------------------
                                                              1999           1998           1997           1996           1995
                                                           ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................    $     7.86     $     8.63     $     8.38     $     8.18     $     7.67
                                                           ----------     ----------     ----------     ----------     ----------
Income from investment operations
Net investment income..................................           .34            .71            .68            .71            .76
Net realized and unrealized gain (loss) on
   investments.........................................          (.14)          (.76)           .29            .22            .53
                                                           ----------     ----------     ----------     ----------     ----------
   Total from investment operations....................           .20           (.05)           .97            .93           1.29
                                                           ----------     ----------     ----------     ----------     ----------
Less distributions
Dividends from net investment income...................          (.34)          (.71)          (.68)          (.71)          (.76)
Distributions in excess of net investment income.......          (.02)          (.01)          (.04)          (.02)          (.02)
                                                           ----------     ----------     ----------     ----------     ----------
   Total distributions.................................          (.36)          (.72)          (.72)          (.73)          (.78)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period.........................    $     7.70     $     7.86     $     8.63     $     8.38     $     8.18
                                                           ----------     ----------     ----------     ----------     ----------
                                                           ----------     ----------     ----------     ----------     ----------
TOTAL RETURN(a)........................................          2.31%          (.70)%        12.07%         11.97%         17.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................    $2,155,665     $2,381,793     $2,640,491     $2,596,207     $2,730,903
Average net assets (000)...............................    $2,345,471     $2,557,252     $2,589,122     $2,652,883     $2,725,385
Ratios to average net assets:
   Expenses, including distribution fees...............          1.28%(b)       1.27%          1.29%          1.32%          1.35%
   Expenses, excluding distribution fees...............           .53%(b)        .52%           .54%           .57%           .60%
   Net investment income...............................          8.68%(b)       8.41%          7.99%          8.62%          9.56%
                                                            1994
                                                         ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................  $     8.69
                                                         ----------
Income from investment operations
Net investment income..................................         .76
Net realized and unrealized gain (loss) on
   investments.........................................       (1.00)
                                                         ----------
   Total from investment operations....................        (.24)
                                                         ----------
Less distributions
Dividends from net investment income...................        (.76)
Distributions in excess of net investment income.......        (.02)
                                                         ----------
   Total distributions.................................        (.78)
                                                         ----------
Net asset value, end of period.........................  $     7.67
                                                         ----------
                                                         ----------
TOTAL RETURN(a)........................................       (2.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................  $3,311,323
Average net assets (000)...............................  $3,566,709
Ratios to average net assets:
   Expenses, including distribution fees...............        1.38%
   Expenses, excluding distribution fees...............         .63%
   Net investment income...............................        9.28%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     27

Financial Highlights (Unaudited)                PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                    Class C
                                                           ----------------------------------------------------------
                                                           Six Months
                                                             Ended                  Year Ended December 31,
                                                            June 30,      -------------------------------------------
                                                              1999         1998        1997        1996        1995
                                                           ----------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................     $   7.86      $  8.63     $  8.38     $  8.18     $  7.67
                                                           ----------     -------     -------     -------     -------
Income from investment operations
Net investment income..................................          .34          .71         .68         .71         .76
Net realized and unrealized gain (loss) on
   investments.........................................         (.14)        (.76)        .29         .22         .53
                                                           ----------     -------     -------     -------     -------
   Total from investment operations....................          .20         (.05)        .97         .93        1.29
                                                           ----------     -------     -------     -------     -------
Less distributions
Dividends from net investment income...................         (.34)        (.71)       (.68)       (.71)       (.76)
Distributions in excess of net investment income.......         (.02)        (.01)       (.04)       (.02)       (.02)
                                                           ----------     -------     -------     -------     -------
   Total distributions.................................         (.36)        (.72)       (.72)       (.73)       (.78)
                                                           ----------     -------     -------     -------     -------
Net asset value, end of period.........................     $   7.70      $  7.86     $  8.63     $  8.38     $  8.18
                                                           ----------     -------     -------     -------     -------
                                                           ----------     -------     -------     -------     -------
TOTAL RETURN(a)........................................         2.31%       (0.70)%     12.07%      11.97%      17.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................     $ 97,787      $83,687     $55,879     $43,374     $24,021
Average net assets (000)...............................     $ 92,880      $67,296     $45,032     $28,647     $12,063
Ratios to average net assets:
   Expenses, including distribution fees...............         1.28%(b)     1.27%       1.29%       1.32%       1.35%
   Expenses, excluding distribution fees...............          .53%(b)      .52%        .54%        .57%        .60%
   Net investment income...............................         8.70%(b)     8.49%       7.99%       8.60%       9.49%

                                                          August 1,
                                                           1994(c)
                                                           Through
                                                         December 31,
                                                             1994
                                                         ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................    $   8.05
                                                             ------
Income from investment operations
Net investment income..................................         .32
Net realized and unrealized gain (loss) on
   investments.........................................        (.37)
                                                             ------
   Total from investment operations....................        (.05)
                                                             ------
Less distributions
Dividends from net investment income...................        (.32)
Distributions in excess of net investment income.......        (.01)
                                                             ------
   Total distributions.................................        (.33)
                                                             ------
Net asset value, end of period.........................    $   7.67
                                                             ------
                                                             ------
TOTAL RETURN(a)........................................       (0.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................    $  4,860
Average net assets (000)...............................    $  2,840
Ratios to average net assets:
   Expenses, including distribution fees...............        1.48%(b)
   Expenses, excluding distribution fees...............         .73%(b)
   Net investment income...............................        9.80%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     28

Financial Highlights (Unaudited)                PRUDENTIAL HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

                                                                                 Class Z
                                                           ---------------------------------------------------
                                                                                                    March 1,
                                                           Six Months     Year Ended December       1996(c)
                                                             Ended                31,               Through
                                                            June 30,      -------------------     December 31,
                                                              1999         1998        1997           1996
                                                           ----------     -------     -------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................     $   7.88      $  8.65     $  8.39       $   8.34
                                                           ----------     -------     -------         ------
Income from investment operations
Net investment income..................................          .37          .76         .74            .63
Net realized and unrealized gain (loss) on
   investments.........................................         (.13)        (.75)        .30            .07
                                                           ----------     -------     -------         ------
   Total from investment operations....................          .24          .01        1.04            .70
                                                           ----------     -------     -------         ------
Less distributions
Dividends from net investment income...................         (.37)        (.76)       (.74)          (.63)
Distributions in excess of net investment income.......         (.02)        (.02)       (.04)          (.02)
                                                           ----------     -------     -------         ------
   Total distributions.................................         (.39)        (.78)       (.78)          (.65)
                                                           ----------     -------     -------         ------
Net asset value, end of period.........................     $   7.73      $  7.88     $  8.65       $   8.39
                                                           ----------     -------     -------         ------
                                                           ----------     -------     -------         ------
TOTAL RETURN(a)........................................         2.81%        0.00%      12.96%          8.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................     $ 62,371      $65,068     $41,625       $ 31,748
Average net assets (000)...............................     $ 64,374      $57,453     $35,808       $ 28,978
Ratios to average net assets:
   Expenses, including distribution fees...............          .53%(b)      .52%        .54%            57%(b)
   Expenses, excluding distribution fees...............          .53%(b)      .52%        .54%           .57%(b)
   Net investment income...............................         9.43%(b)     9.23%       8.74%          9.31%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     29

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So, when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it--through dividends and distributions--and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential
Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an index.

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials-- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly-- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return.
The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument
(or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                     BULK RATE
Gateway Center Three                       U.S. POSTAGE
100 Mulberry Street                            PAID
Newark, NJ  07102-4077                      Permit 6807
New York, NY
(800) 225-1852

74435F106   MF110E2
74435F205
74435F304
74435F403